Note Payable - Wildman	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Note Payable [Abstract]
NOTE PAYABLE - WILDMAN
L.	Note Payable - wildman:

In connection with the asset acquisition as discussed in Note M, the Company had an amount due to the seller of $162,358 for the inventory purchased. This amount accrues no interest, and is to be paid “as used” on a quarterly basis through the three year earn-out period as discussed in Note H. At September 30, 2021, the note totaled $162,358. The Company anticipates that the note will be paid in full within the next twelve months, accordingly the note payable has been classified as current on the balance sheet as of September 30, 2021.

M.	Note Payable - wildman:

In connection with the asset acquisition as discussed in Note N, the Company had an amount due to the seller of $162,358 for the inventory purchased. This amount accrues no interest, and is to be paid “as used” on a quarterly basis through the three year earn-out period as discussed in Note I. At December 31, 2020, the note totaled $162,358. The Company anticipates that the note will be paid in full in 2021, accordingly the note payable has been classified as current on the balance sheet as of December 31, 2020.